DISPOSAL GROUP (Details) - Schedule of Disposal Group Net Trading Income - Scottish Widows [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISPOSAL GROUP (Details) - Schedule of Disposal Group Net Trading Income [Line Items]
Foreign exchange translation gains	£ 31	£ 130	£ 293
Gains on foreign exchange trading transactions			7
Total foreign exchange	31	130	300
Investment property gains	45	231	(85)
Securities and other gains (see below)	(866)	10,616	17,375
Net trading income	£ (790)	£ 10,977	£ 17,590